Time deposits and short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Time deposits and shortterm investments
Schedule of time deposits and short-term investments on the consolidated balance sheets

	As of December 31,
	2022	2023
Short-term time deposits	5,085	10,256,127
Short-term financial instruments	18,026,310	1,677,128
Total	18,031,395	11,933,255